STOCKHOLDERS’ EQUITY (DEFICIT)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 9: STOCKHOLDERS’ EQUITY (DEFICIT)

On September 28, 2022, the Company increased its authorized capital to 505,000,000 shares consisting of 500,000,000 shares of common stock (from 200,000,000) and 5,000,000 shares of preferred stock. See Note 1.

The Company executed the Exchange Agreement on July 25, 2022 and pursuant to the Exchange Agreement that day acquired 100% of the outstanding shares of capital stock of Holdings from Ecoark, Holding’s sole stockholder. In exchange the Company issued Ecoark 1,200 shares of the newly designated Series A. See Note 1 under “Description of Business” for more details on the Series A.

The Series A has a stated value of $30 million and has a liquidation preference over the common stock and any subsequent series of junior preferred stock equal to the stated value, plus any accrued but unpaid dividends.

On July 29, 2022, the Company filed a Certificate of Designation with the Nevada Secretary of State designating a new series of preferred stock, the Series B. See Note 1 under “Description of Business” for more details on the Series B.

On October 25, 2022, the Company filed a Certificate of Designation of the Rights, Preferences and Limitations of Series C Convertible Preferred Stock (the “Series C Certificate of Designation”) with the Nevada Secretary of State. The Series C Certificate of Designation provides for the issuance of up to 1,000 shares of Series C. See Note 1 under “Description of Business” and the below section in Note 9 “Series C Convertible Preferred Stock” for more details on the Series C.

From October 19, 2022 through June 30, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) pursuant to which the Company sold 251.5126308 Units to accredited investors, with each Unit consisting of one share of Series C and five-year Warrants to purchase up to 200% of the shares of common stock issuable upon conversion of the Series C, at a purchase price of $25,000 per Unit for a total purchase price of $6,287,816 in the PIPE Offering. In addition, the Company sold another 11.6 units ($290,000) to investors, for which the deposit has not been made yet. The Warrants may be separately sold by the holders rather than exercised into shares of common stock, and the Company has submitted an application for the Warrants to be traded on the OTCQB under their own unique ticker symbol.

The net proceeds from the PIPE Offering, after offering expenses and related costs, have been used for working capital and general corporate purposes including oil and gas drilling on the Company’s working interests in Louisiana and Mississippi. The shares of the Series C are expected to be converted upon the effective registration of the Registration Statement filed by the Company.

In June 2023, the Company issued 167,133 shares to its three non-employee directors that were earned through March 31, 2023.

Restricted Stock Units

From July 25, 2022 through August 15, 2022, the Company entered into advisor agreements with directors, management and consultants pursuant to which the Company agreed to issue a total of 17,450,000 restricted shares of common stock at prices ranging from $0.71 to $1.25 per share (combined value of $12,604,500). These issuances represented 11,950,000 shares that are service-based grants ($8,699,500 value) and 5,500,000 shares that are performance-based grants ($3,905,000 value). The performance criteria are based on the average number of gross barrels of oil produced per day (BOPD) ranging from 1,000 to 5,000 BOPD. The service-based grants vest through July 31, 2032. None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of November 30, 2022, and on November 15, 2022, 25,000 of these service-based shares were cancelled as the employee terminated their employment prior to any issuance or vesting of those shares. None of the shares have vested. On December 1, 2022, the remaining 17,425,000 restricted stock grants were cancelled. The Company then entered into new restricted stock unit “RSU” agreements on December 1, 2022 with these individuals, that represented 5,500,000 performance-based RSUs valued at $5,005,000, and 11,925,000 service-based RSUs valued at $10,851,750. The performance-based grants are based on the average number of gross barrels of oil produced per day (BOPD) ranging from 1,000 to 5,000 BOPD; and the service-based grants vest through November 30, 2032.

In the three months ended June 30, 2023, the Company granted 6,150,000 RSUs to advisors and management that are service-based grants that expire at various times through March 31, 2033.

The Company has expensed $3,720,054 (including $75,000 to non-employee directors) in stock-based compensation for the three months ended June 30, 2023 related to all of the Company’s grants. The Company has unrecognized stock-based compensation of $18,181,337 as of June 30, 2023 that will be expensed through March 31, 2033.

	RSUs	Weighted Average Grant Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2023	17,425,000	$0.91	5.95	$1,568,250
Granted	6,150,000	1.23	5.66	636,000
Vested	(1,962,500)	(1.23)
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2023	21,612,500	$1.20	5.43	$6,386,250

Series C Convertible Preferred Stock

The Company on October 25, 2022, filed the Series C Certificate of Designation. The Company provides for the issuance of up to 1,000 shares of Series C.

The Company evaluated ASC 480-10-25-14 and determined that the Series C is a financial instrument that embodies an unconditional obligation that the issuer must or may settle by issuing a variable number of its equity shares and shall be classified as a liability.

The Company evaluated ASC 480-10-55-22 and determined the Series C offering is considered a “share settled debt” and is measured at amortized cost and has been expensed immediately.

Details of the Series C:

Dividends: If declared by the Board of Directors.

Conversion: Upon the earlier to occur of (i) the effectiveness of a registration statement on Form S-1 registering the sale by the Holders of the shares of common stock into which such Series C is convertible and (ii) December 31, 2023 (“Conversion Date”).

Conversion Price: The lower of (i) $1.00 and (ii) an amount equal to 80% of the 30-day VWAP of the common stock as reported on the Principal Market as of the 10th Trading Day immediately preceding the Conversion Date as such price may be adjusted from time-to-time pursuant to the terms hereof, including, without limitation, Section 8 of the agreement.

Negative Covenants: Certain restrictions are imposed if more than 25% of the Series C is outstanding at any given point of time.

Anti-Dilution Clause: Present.

If, at any time while any share of Series C is outstanding, the Company shall issue any Common Stock, except for the Exempt Issuances, for a consideration per share or issues Common Stock Equivalents with an exercise, conversion or exchange price that is less than $0.80, then and thereafter successively upon each such issuance, the Conversion Price shall be reduced to such other lower price.

Fundamental Transaction Clause: Present, without the distribution of cash.

Voting Rights: Reserved on “as converted basis”.

The Company recognized amortization of the discount on the issuance of the Series C in the amount of $1,145,441 for the three months ended June 30, 2023. The value of the Series C liability as of June 30, 2023 is $8,774,619.

Stock Options

The Company’s Board of Directors approved the adoption of the 2016 Stock-Based Compensation Plan (the “2016 Plan”) on May 12, 2016.

There have been no stock options granted since 2018.

As summary of option activity under the 2016 Plan as of June 30, 2023 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2023	60,421	$5.20	4.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at June 30, 2023	60,421	$5.20	4.52
Exercisable at June 30, 2023	60,421	$5.20	4.52

Warrants

As discussed herein, the Company issued 12,575,632 Warrants in the Series C Offering as of June 30, 2023. These Warrants have a five-year term and $1.00 exercise price. There were no warrants issued in the three months ended June 30, 2022.

The following table reflects Warrant activity:

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2023	10,293,632	$1.00	4.59	$-
Granted	2,282,000	1.00	5.00	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2023	12,575,632	$1.00	4.43	$3,018,152
Exercisable at June 30, 2023	12,575,632	$1.00	4.43	$3,018,152

NOTE 9: STOCKHOLDERS’ EQUITY (DEFICIT)

On September 28, 2022, the Company increased its authorized capital to 505,000,000 shares consisting of 500,000,000 shares of common stock (from 200,000,000) and 5,000,000 shares of preferred stock. See Note 1.

The Company executed the Exchange Agreement on July 25, 2022 and pursuant to the Exchange Agreement that day acquired 100% of the outstanding shares of capital stock of Holdings from Ecoark, Holding’s sole stockholder. In exchange the Company issued Ecoark 1,200 shares of the newly designated Series A. See Note 1 under “Description of Business” for more details on the Series A.

The Series A has a stated value of $30 million and has a liquidation preference over the common stock and any subsequent series of junior preferred stock equal to the stated value, plus any accrued but unpaid dividends.

On July 29, 2022, the Company filed a Certificate of Designation with the Nevada Secretary of State designating a new series of preferred stock, the Series B. See Note 1 under “Description of Business” for more details on the Series B.

On October 25, 2022, the Company filed a Certificate of Designation of the Rights, Preferences and Limitations of Series C Convertible Preferred Stock (the “Series C Certificate of Designation”) with the Nevada Secretary of State. The Series C Certificate of Designation provides for the issuance of up to 1,000 shares of Series C. See Note 1 under “Description of Business” and the below section in Note 9 “Series C Convertible Preferred Stock” for more details on the Series C.

From October 19, 2022 through March 31, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) pursuant to which the Company sold 205.8726308 Units to accredited investors, with each Unit consisting of one share of Series C and five-year Warrants to purchase up to 200% of the shares of common stock issuable upon conversion of the Series C, at a purchase price of $25,000 per Unit for a total purchase price of $5,146,816 in the PIPE Offering. The net proceeds from the PIPE Offering, after offering expenses and related costs, have been and/or will be used for working capital and general corporate purposes including oil and gas drilling on the Company’s working interests in Louisiana and Mississippi. The shares of the Series C are expected to be converted upon the effective registration of the Registration Statement filed by the Company.

In December 2022, the Company issued 1,666,667 shares of common stock for services rendered as discussed in Note 7, and in January 2023, the Company issued 100,000 shares of common stock valued at $100,000 for services rendered.

Restricted Stock Units

From July 25, 2022 through August 15, 2022, the Company entered into advisor agreements with directors, management and consultants pursuant to which the Company agreed to issue a total of 17,450,000 restricted shares of common stock at prices ranging from $0.71 to $1.25 per share (combined value of $12,604,500). These issuances represented 11,950,000 shares that are service-based grants ($8,699,500 value) and 5,500,000 shares that are performance-based grants ($3,905,000 value). The performance criteria are based on the average number of gross barrels of oil produced per day (BOPD) ranging from 1,000 to 5,000 BOPD. The service-based grants vest through July 31, 2032. None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of November 30, 2022, and on November 15, 2022, 25,000 of these service-based shares were cancelled as the employee terminated their employment prior to any issuance or vesting of those shares. None of the shares have vested. On December 1, 2022, the remaining 17,425,000 restricted stock grants were cancelled. The Company then entered into new RSU agreements on December 1, 2022 with these individuals, that represented 5,500,000 performance-based RSUs valued at $5,005,000, and 11,925,000 service-based RSUs valued at $10,851,750. The performance-based grants are based on the average number of gross barrels of oil produced per day (BOPD) ranging from 1,000 to 5,000 BOPD; and the service-based grants vest through November 30, 2032. The Company has expensed $2,942,673 in stock-based compensation through March 31, 2023 related to these grants. In addition, the Company has recognized $225,000 in stock-based compensation to non-employee directors for the year ended March 31, 2023. The Company has unrecognized stock-based compensation of $14,236,391 as of March 31, 2023 that will be expensed through November 30, 2032.

	RSUs	Weighted Average Grant Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	-	$-	-	$-
Granted	17,425,000	0.91	5.95	1,568,250
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2023	17,425,000	$0.91	5.95	$1,568,250
Vested at March 31, 2023	-	$-	-	$-

Series C Convertible Preferred Stock

The Company on October 25, 2022, filed the Series C Certificate of Designation. The Company provides for the issuance of up to 1,000 shares of Series C.

The Company evaluated ASC 480-10-25-14 and determined that the Series C is a financial instrument that embodies an unconditional obligation that the issuer must or may settle by issuing a variable number of its equity shares and shall be classified as a liability.

The Company evaluated ASC 480-10-55-22 and determined the Series C offering is considered a “share settled debt” and is measured at amortized cost and has been expensed immediately.

Details of the Series C:

Dividends: If declared by the Board of Directors.

Conversion: Upon the earlier to occur of (i) the effectiveness of a registration statement on Form S-1 registering the sale by the Holders of the shares of common stock into which such Series C is convertible and (ii) December 31, 2023 (“Conversion Date”).

Conversion Price: The lower of (i) $1.00 and (ii) an amount equal to 80% of the 30-day VWAP of the common stock as reported on the Principal Market as of the 10th Trading Day immediately preceding the Conversion Date as such price may be adjusted from time-to-time pursuant to the terms hereof, including, without limitation, Section 8 of the agreement.

Negative Covenants: Certain restrictions are imposed of more than 25% of the Series C is outstanding at any given point of time.

Anti-Dilution Clause: Present.

If, at any time while any share of Series C is outstanding, the Company shall issue any Common Stock, except for the Exempt Issuances, for a consideration per share or issues Common Stock Equivalents with an exercise, conversion or exchange price that is less than $0.80, then and thereafter successively upon each such issuance, the Conversion Price shall be reduced to such other lower price.

Fundamental Transaction Clause: Present, without the distribution of cash.

Voting Rights: Reserved on “as converted basis”.

The Company recognized amortization of the discount on the issuance of the Series C in the amount of $1,341,362 for the year ended March 31, 2023. The value of the Series C liability as of March 31, 2023 is $6,488,178.

Stock Options

The Company’s Board of Directors approved the adoption of the 2016 Stock-Based Compensation Plan (the “2016 Plan”) on May 12, 2016.

There have been no stock options granted since 2018.

As summary of option activity under the 2016 Plan as of March 31, 2023 and 2022 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2021	60,421	$5.20	6.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Exercisable at March 31, 2022	60,421	$5.20	5.77

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2023	60,421	$5.20	4.77
Exercisable at March 31, 2023	60,421	$5.20	4.77

Warrants

On August 10, 2017, the Company entered into a Securities Purchase Agreement with two investors to purchase from the Company 42,510 shares of the Company’s common stock for an aggregate purchase price of $525,000. The investors received a warrant to purchase an additional 5,314 shares at an exercise price of $14.25 per share, and a warrant to purchase an additional 5,314 shares at an exercise price of $19.00 per share.

On July 21, 2021, the Company entered into a Consulting Agreement with a company controlled by its current Chief Executive Officer for a period of one year, expiring July 20, 2022 and issued it 1,400,000 warrants that have a term of five years and an exercise price of $0.01, which were issued to the related party on September 14, 2021. On September 14, 2021, 700,000 of these warrants were assigned to a third party and all 1,400,000 warrants were exercised for $14,000 immediately thereafter.

As discussed herein, the Company issued 10,293,632 Warrants in the Series C Offering. These Warrants have a five-year term and $1.00 exercise price.

The following table reflects Warrant activity:

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2021	10,628	$16.625	1.45	$-
Granted	-	-	-	-
Exercised		-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Exercisable at March 31, 2022	10,628	$16.625	0.45	$-

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Granted	10,293,632	1.00	5.00	-
Exercised	-	-	-	-
Forfeited or expired	(10,628)	(16.625)	(0.45)	-
Outstanding at March 31, 2023	10,293,632	$1.00	4.59	$-
Exercisable at March 31, 2023	10,293,632	$1.00	4.59	$-